EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2011	2010	2011	2010
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,124	$3,083	$1,139	$985
Service cost	83	83	31	26
Interest cost	168	167	65	57
Plan amendments	―	1	4	―
Impact of PPACA excise tax	―	―	―	31
Actuarial loss (gain)	224	―	(42)	81
Contributions from plan participants	―	―	15	13
Benefit payments	(177)	(210)	(59)	(56)
Acquisitions	20	―	5	―
Foreign currency adjustments	(2)	―	―	―
Settlements	(34)	―	―	―
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	3,406	3,124	1,160	1,139

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,354	2,130	746	658
Actual return on plan assets	(23)	275	4	79
Employer contributions	212	159	72	52
Contributions from plan participants	―	―	15	13
Benefit payments	(177)	(210)	(59)	(56)
Settlements	(34)	―	―	―
Fair value of plan assets at December 31	2,332	2,354	778	746
Funded status at December 31	$(1,074)	$(770)	$(382)	$(393)
Net recorded liability at December 31	$(1,074)	$(770)	$(382)	$(393)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2011	2010	2011	2010
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$949	$908	$175	$160
Service cost	28	27	7	6
Interest cost	49	47	10	9
Plan amendments	―	―	2	―
Actuarial loss (gain)	27	1	(5)	3
Settlements	(1)	―	―	―
Transfer of liability (to) from other plans	(19)	17	(2)	2
Contributions from plan participants	―	―	7	6
Benefit payments	(52)	(51)	(12)	(11)
Net obligation at December 31	981	949	182	175

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	713	615	99	81
Actual return on plan assets	(7)	79	(1)	7
Employer contributions	69	61	15	15
Transfer of assets (to) from other plans	(10)	9	(2)	1
Settlements	(1)	―	―	―
Contributions from plan participants	―	―	7	6
Benefit payments	(52)	(51)	(12)	(11)
Fair value of plan assets at December 31	712	713	106	99
Funded status at December 31	$(269)	$(236)	$(76)	$(76)
Net recorded liability at December 31	$(269)	$(236)	$(76)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2011	2010	2011	2010
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$1,786	$1,764	$920	$780
Service cost	46	46	22	18
Interest cost	99	98	53	46
Plan amendments	―	―	1	―
Impact of PPACA excise tax	―	―	―	31
Actuarial loss (gain)	171	(3)	(46)	77
Contributions from plan participants	―	―	9	8
Benefit payments	(107)	(126)	(45)	(43)
Settlements	(4)	―	―	―
Transfer of liability from other plans	26	7	5	1
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	2,017	1,786	921	920

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,456	1,332	632	562
Actual return on plan assets	(12)	171	4	70
Employer contributions	95	71	55	35
Transfer of assets from other plans	15	7	3	―
Settlements	(4)	―	―	―
Contributions from plan participants	―	―	9	8
Benefit payments	(107)	(125)	(45)	(43)
Fair value of plan assets at December 31	1,443	1,456	658	632
Funded status at December 31	$(574)	$(330)	$(263)	$(288)
Net recorded liability at December 31	$(574)	$(330)	$(263)	$(288)

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011		2010
Sempra Energy Consolidated
Current liabilities	$(31)	$(57)		$(2)		$(1)
Noncurrent liabilities	(1,043)	(713)		(380)		(392)
Net recorded liability	$(1,074)	$(770)		$(382)		$(393)
SDG&E
Current liabilities	$(3)	$(3)	$	―	$	―
Noncurrent liabilities	(266)	(233)		(76)		(76)
Net recorded liability	$(269)	$(236)		$(76)		$(76)
SoCalGas
Current liabilities	$(4)	$(5)	$	―	$	―
Noncurrent liabilities	(570)	(325)		(263)		(288)
Net recorded liability	$(574)	$(330)		$(263)		$(288)

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
Sempra Energy Consolidated
Net actuarial loss	$(92)	$(85)	$(8)	$(3)
Prior service credit	1	1	―	―
Total	$(91)	$(84)	$(8)	$(3)
SDG&E
Net actuarial loss	$(11)	$(11)
Prior service credit	1	1
Total	$(10)	$(10)
SoCalGas
Net actuarial loss	$(6)	$(5)
Prior service credit	1	1
Total	$(5)	$(4)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Accumulated benefit obligation	$3,176	$2,933	$962	$935	$1,845	$1,623

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
(Dollars in millions)	2011	2010
Sempra Energy Consolidated
Projected benefit obligation	$3,150	$2,880
Accumulated benefit obligation	2,958	2,702
Fair value of plan assets	2,332	2,354
SDG&E
Projected benefit obligation	$944	$917
Accumulated benefit obligation	928	906
Fair value of plan assets	712	713
SoCalGas
Projected benefit obligation	$1,987	$1,755
Accumulated benefit obligation	1,818	1,594
Fair value of plan assets	1,443	1,456

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2011	2010	2009	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$83	$83	$74	$31	$26	$26
Interest cost	168	167	170	65	57	56
Expected return on assets	(144)	(143)	(139)	(48)	(46)	(45)
Amortization of:
Prior service cost (credit)	4	4	7	―	(1)	(1)
Actuarial loss	34	30	23	17	8	3
Regulatory adjustment	43	19	28	7	7	7
Settlement charge	13	―	14	―	―	―
Total net periodic benefit cost	201	160	177	72	51	46

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	23	(12)	9	7	(1)	3
Amortization of prior service credit	―	―	―	―	1	1
Amortization of actuarial loss	(10)	(10)	(8)	―	―	―
Total recognized in other comprehensive income	13	(22)	1	7	―	4
Total recognized in net periodic benefit cost and other comprehensive income	$214	$138	$178	$79	$51	$50

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2011	2010	2009	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$28	$27	$23	$7	$6	$5
Interest cost	49	47	48	10	9	9
Expected return on assets	(46)	(40)	(32)	(8)	(5)	(3)
Amortization of:
Prior service cost	1	1	4	4	4	4
Actuarial loss	9	12	16	―	―	―
Regulatory adjustment	31	13	2	2	2	2
Settlement charge	1	―	2	―	―	―
Total net periodic benefit cost	73	60	63	15	16	17

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	1	2	(1)	―	―	―
Amortization of actuarial loss	(1)	(1)	(2)	―	―	―
Total recognized in other comprehensive income	―	1	(3)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$73	$61	$60	$15	$16	$17

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2011	2010	2009	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$46	$46	$42	$22	$18	$18
Interest cost	99	98	98	53	46	45
Expected return on assets	(85)	(90)	(94)	(40)	(40)	(41)
Amortization of:
Prior service cost (credit)	2	2	2	(4)	(4)	(4)
Actuarial loss	17	10	1	17	7	3
Settlement charge	1	―	1	―	―	―
Regulatory adjustment	12	6	28	5	5	6
Total net periodic benefit cost	92	72	78	53	32	27

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	―	1	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	(1)	―	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$93	$71	$78	$53	$32	$27

Schedule Of Defined Benefit Plans Medicare Part D Subsidy [Abstract]
Schedule Of Defined Benefit Plans, Medicare Part D Subsidy
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E		SoCalGas
Net periodic benefit cost reduction	$4	$	―	$4

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Defined Benefit Plans, Assumptions Used In Calculations
WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.95%	5.61%	5.11%	5.77%
Rate of compensation increase	4.50%	4.50%	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.25%	6.22%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	5.40%	5.05%	5.75%
Expected return on plan assets	7.00%	7.00%	6.69%	6.49%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	5.75%	5.15%	5.90%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% and 4.00% as of December 31, 2011 and 2010, respectively, for the life insurance and Health Reimbursement Arrangement benefits for SoCalGas’ represented employees. No other PBOP benefits are compensation-based.
(2)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.95% for Mobile Gas pension plans, 4.85% for Directors’ plan, 5.45% for other unfunded plans, and 5.55% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.60% for the Executive Life Plan, 5.70% for Mobile Gas, and 5.40% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Defined Benefit Plans, Assumed Health Care Cost Trend Rates
	2011	2010
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health-care cost trend rate	10.00%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.50%
Year that the rate reaches the ultimate trend	2019	2016

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$13	$(10)	$1	$(1)	$12	$(9)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$116	$(95)	$9	$(8)	$105	$(85)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	50	―	―	50
Domestic mid-cap(1)	10	―	―	10
Domestic small-cap(1)	12	―	―	12
Foreign large-cap	32	―	―	32
Foreign mid-cap	7	―	―	7
Foreign small-cap	6	―	―	6
Foreign preferred small-cap	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(5)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318

	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$450	$245	$8	$703
SoCalGas (see table below)	924	501	17	1,442
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	54	―	―	54
Domestic mid-cap(1)	11	―	―	11
Domestic small-cap(1)	12	―	―	12
Foreign emerging market funds	―	13	―	13
Foreign large-cap	31	―	―	31
Foreign mid-cap	8	―	―	8
Foreign small-cap	5	―	―	5
Fixed income securities:
U.S. Treasury securities	5	―	―	5
Other U.S. government securities	―	9	―	9
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	2	―	2
Domestic corporate bonds(2)	―	31	―	31
Foreign corporate bonds	―	9	―	9
Common/collective trusts(3)	―	3	―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(7)	126	69	2	197
Total Sempra Energy Consolidated(6)	$1,500	$815	$27	$2,342
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.
(6)	Excludes cash and cash equivalents of $14 million and $12 million at December 31, 2011 and 2010, respectively.
(7)	Excludes transfers payable to other plans of $12 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$199	$	―	$	―	$199
Domestic mid-cap(1)	39		―		―	39
Domestic small-cap(1)	45		―		―	45
Foreign large-cap	125		―		―	125
Foreign mid-cap	31		―		―	31
Foreign small-cap	22		―		―	22
Foreign preferred large-cap	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(5)	$466		$244		$7	$717

	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$198	$	―	$	―	$198
Domestic mid-cap(1)	39		―		―	39
Domestic small-cap(1)	42		―		―	42
Foreign emerging market funds	―		46		―	46
Foreign large-cap	108		―		―	108
Foreign mid-cap	25		―		―	25
Foreign small-cap	19		―		―	19
Foreign preferred large-cap	1		―		―	1
Fixed income securities:
U.S. Treasury securities	18		―		―	18
Other U.S. government securities	―		32		―	32
Domestic municipal bonds	―		8		―	8
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		111		―	111
Foreign corporate bonds	―		33		―	33
Common/collective trusts(3)	―		6		―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		8	8
Total investment assets(6)	$450		$245		$8	$703
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million and $9 million of transfers payable to other plans.
(6)	Excludes cash and cash equivalents of $4 million and transfers receivable from other plans of $6 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$393	$	―	$	―	$393
Domestic mid-cap(1)	76		―		―	76
Domestic small-cap(1)	89		―		―	89
Foreign large-cap	247		―		―	247
Foreign mid-cap	61		―		―	61
Foreign small-cap	43		―		―	43
Foreign preferred large-cap	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(5)	$919		$484		$15	$1,418

	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$409	$	―	$	―	$409
Domestic mid-cap(1)	80		―		―	80
Domestic small-cap(1)	86		―		―	86
Foreign emerging market funds	―		95		―	95
Foreign large-cap	221		―		―	221
Foreign mid-cap	52		―		―	52
Foreign small-cap	39		―		―	39
Foreign preferred large-cap	1		―		―	1
Fixed income securities:
U.S. Treasury securities	36		―		―	36
Other U.S. government securities	―		65		―	65
Domestic municipal bonds	―		16		―	16
Foreign government bonds	―		18		―	18
Domestic corporate bonds(2)	―		227		―	227
Foreign corporate bonds	―		67		―	67
Common/collective trusts(3)	―		13		―	13
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		17	17
Total investment assets(6)	$924		$501		$17	$1,442
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.
(6)	Excludes cash and cash equivalents of $8 million and transfers receivable from other plans of $6 million.

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	4	―	―	4
Domestic mid-cap(1)	1	―	―	1
Domestic small-cap(1)	1	―	―	1
Foreign large-cap	2	―	―	2
Foreign small-cap	1	―	―	1
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(3)	9	6	―	15
Total Sempra Energy Consolidated(4)	$232	$420	$4	$656

	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$45	$24	$1	$70
SoCalGas (see table below)	184	395	3	582
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	3	―	―	3
Domestic mid-cap(1)	1	―	―	1
Domestic small-cap(1)	1	―	―	1
Foreign large-cap	2	―	―	2
Foreign mid-cap	1	―	―	1
Foreign small-cap	1	―	―	1
Fixed income securities:
U.S. Treasury securities	1	―	―	1
Domestic corporate bonds(2)	―	3	―	3
Total other Sempra Energy(5)	10	3	―	13
Total Sempra Energy Consolidated(6)	$239	$422	$4	$665
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Excludes transfers payable to other plans of $1 million.
(4)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.
(5)	Excludes cash and cash equivalents of $2 million.
(6)	Excludes cash and cash equivalents of $81 million, $50 million and $29 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$17	$	―	$	―	$17
Domestic mid-cap(1)	3		―		―	3
Domestic small-cap(1)	4		―		―	4
Foreign large-cap	11		―		―	11
Foreign mid-cap	3		―		―	3
Foreign small-cap	2		―		―	2
Registered investment company	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72

	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$16	$	―	$	―	$16
Domestic mid-cap(1)	3		―		―	3
Domestic small-cap(1)	3		―		―	3
Foreign emerging market funds	―		4		―	4
Foreign large-cap	8		―		―	8
Foreign mid-cap	2		―		―	2
Foreign small-cap	1		―		―	1
Registered investment company	11		―		―	11
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Other U.S. government securities	―		2		―	2
Foreign government bonds	―		1		―	1
Domestic municipal bonds(2)	―		6		―	6
Domestic corporate bonds(3)	―		9		―	9
Foreign corporate bonds	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(7)	$45		$24		$1	$70
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Investment-grade bonds of U.S. issuers from diverse industries.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.
(7)	Excludes cash and cash equivalents of $29 million, all of which is held in SDG&E PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$75	$	―	$	―	$75
Domestic mid-cap(1)	15		―		―	15
Domestic small-cap(1)	17		―		―	17
Foreign large-cap	47		―		―	47
Foreign mid-cap	12		―		―	12
Foreign small-cap	8		―		―	8
Registered investment company	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(5)	$176		$390		$3	$569

	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$82	$	―	$	―	$82
Domestic mid-cap(1)	16		―		―	16
Domestic small-cap(1)	17		―		―	17
Foreign emerging market funds	―		19		―	19
Broad market fund(6)	―		220		―	220
Foreign large-cap	44		―		―	44
Foreign mid-cap	10		―		―	10
Foreign small-cap	8		―		―	8
Fixed income securities:
U.S. Treasury securities	7		―		―	7
Other U.S. government securities	―		14		―	14
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		3		―	3
Domestic corporate bonds(2)	―		45		―	45
Foreign corporate bonds	―		14		―	14
Common/collective trusts(3)	―		77		―	77
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(7)	$184		$395		$3	$582
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.
(6)	A passively managed broad market fund held in SoCalGas PBOP plan trusts.
(7)	Excludes cash and cash equivalents of $50 million, all of which is held in SoCalGas PBOP plan trusts.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
	Private Equity Funds
	2011				2010
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$7	$15	$2	$24	$8	$17	$2	$27
Percentage of total investment assets	1%	1%	-%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$3	$-	$4	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	1%	1%	-%	-%	1%

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Reconciliations
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2010	$9	$19		$2	$30
Actual returns on plan assets	―	1		―	1
Purchases	―	1		―	1
Sales	(1)	(4)		―	(5)
Balance as of December 31, 2010	8	17		2	27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	$7	$15		$2	$24
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2010	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2010 and 2011	$1	$3	$	―	$4

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$215	$67	$113
Other postretirement benefit plans	59	14	40

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Benefit Payments
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2012	$302	$49	$89	$7	$173	$37
2013	309	52	91	8	183	40
2014	313	56	91	9	185	43
2015	304	60	89	10	179	46
2016	302	64	82	11	182	49
2017-2021	1,344	373	377	67	806	283

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
(Dollars in millions)	2011	2010	2009
Sempra Energy Consolidated	$32	$31	$31
SDG&E	14	14	13
SoCalGas	14	13	13